Schedule of equity in results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ 219,508	R$ 124,324	R$ 125,715
Eliminations to cost of sale	(62,982)	(46,751)
Eliminations to taxes	21,414	15,895
Equity in results	182,504	71,755
Amortizated At Fair Value Investment In M R S [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(11,747)	(11,747)
M R S Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	260,622	160,370
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(45,870)	(28,952)
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	3,265	(6,765)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(608)	(329)
Other Investment [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	2,099
Equity in result of affiliated companies other	R$ 16,311	R$ (9,966)